SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549
                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                /    /


         Pre-Effective Amendment No.                                   /   /

         Post-Effective Amendment No.   21                              /X/

                                                                          and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT                /    /
OF 1940
         Amendment No.   22                                             /X/
                        (Check appropriate box or boxes.)



          AmeriPrime Advisors Trust - File Nos. 333-85083 and 811-09541
               (Exact Name of Registrant as Specified in Charter)

             1793 Kingswood Drive, Suite 200, Southlake, Texas 76092
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (817) 251-6700

Kenneth Trumpfheller, AmeriPrime Advisors Trust, 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 (Name and Address of Agent for Service)

                                  With copy to:
            Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A.
                    3500 Carew Tower, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:


It is proposed that this filing will become effective: /X/ immediately upon filing pursuant to paragraph (b) / /on __________ pursuant to paragraph (b) / / 60 days after filing pursuant to paragraph (a)(1) /_/ on (date) pursuant to paragraph (a)(1) /_/ 75 days after filing pursuant to paragraph (a)(2) /_/ on
(date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

/_/this  post-effective   amendment  designates  a  new  effective  date  for  a
previously filed post-effective amendment.


EXPLANATORY NOTE: This Post-Effective Amendment No. 21 (the "Amendment") to the Registrant's Registration Statement on Form N-1A is being filed in order to include form management agreements as well as certain other exhibits. The Amendment does not affect Part A or Part B of Post Effective Amendment No. 20 to the Registrant's Registration Statement filed with the Securities and Exchange Commission on April 10, 2001, which are incorporated herein by reference.

PART C.           OTHER INFORMATION

Item 23. Exhibits

(a)      Articles of Incorporation.

(i) Registrant's Agreement and Declaration of Trust, which was filed as an Exhibit to Registrant's Registration Statement, is hereby incorporated by reference.

(ii) Copy of Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

(iii) Copy of Amendment No. 2 to Registrant's Declaration of Trust which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 4, is hereby incorporated by reference.

(iv) Copies of Amendments No. 3-5 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(b)  By-laws.   Registrant's  By-laws,   which  were  filed  as  an  Exhibit  to
Registrant's Registration Statement, are hereby incorporated by reference.

(c) Instruments Defining Rights of Security Holders. None (other than in the Declaration of Trust and By-laws of the Registrant).

(d)      Investment Advisory Contracts.

(i) Registrant's Management Agreement with Stoneridge Investment Partners, LLC for the Stoneridge Equity Fund, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(ii) Registrant's Management Agreement with Stoneridge Investment Partners, LLC for the Stoneridge Small Cap Equity Fund, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(iii) Registrant's Management Agreement with Stoneridge Investment Partners, LLC for the Stoneridge Bond Fund, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(iv) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Opportunity Growth Fund, which was filed as an Exhibit to
Registrant's   Post-Effective   Amendment  No.  3,  is  hereby  incorporated  by
reference.

(v) Registrant's Management Agreement with Nashville Capital Corporation for the
Monteagle   Value  Fund,   which  was  filed  as  an  Exhibit  to   Registrant's
Post-Effective Amendment No. 3, is hereby incorporated by reference.

(vi) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Large Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

(vii) Registrant's Management Agreement with Nashville Capital Corporation for the Monteagle Fixed Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

(viii) Advisory Agreement for the Monteagle Opportunity Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

(ix) Advisory Agreement for the Monteagle Value Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

(x) Advisory Agreement for the Monteagle Large Cap Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 3, is hereby incorporated by reference.

(xi) Advisory  Agreement for the Monteagle Fixed Income Fund, which was filed as
an  Exhibit  to   Registrant's   Post-Effective   Amendment  No.  3,  is  hereby
incorporated by reference.

(xii)  Registrant's  Management  Agreement  withAExpert  Advisory,  Inc. for the
Enhans Master Investor Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

(xiii) Registrant's Management Agreement withAExpert Advisory, Inc. for the Enhans RT 500 Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

(xiv) Registrant's Management Agreement with Cloud, Neff & Associates, Inc. for the Cloud, Neff Capital Appreciation Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(xv) Registrant's Management Agreement with Paragon Capital Management, Inc. for the Paragon Strategic Ascent Fund (formerly the Paragon Dynamic Hedge Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(xvi) Registrant's Management Agreement with Paragon Capital Management, Inc. for the Paragon Dynamic Fortress Fund (formerly the Paragon Uncorrelated Return
Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(xvii) Registrant's Management Agreement with Riccardi Group LLC for the Master High Yield Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(xviii) Registrant's Management Agreement with iExchange Investment Advisory Services LLC for the iExchange Diversified Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 18, is hereby incorporated by reference.

(xix) Registrant's Management Agreement with iExchange Investment Advisory Services LLC for the iExchange Small Cap Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 18, is hereby incorporated by reference.

(xx) Registrant's Management Agreement with iExchange Investment Advisory Services LLC for the iExchange New Economy Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 18, is hereby incorporated by reference.

(xxi) Registrant's Management Agreement with Capital Cities Asset Management, Inc. for the Chameleon Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 18, is hereby incorporated by reference.


(xxii) Registrant's Proposed Management Agreement with Polynous Capital Management, Inc. for the Polynous Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.


(xxiii) Registrant's Form Management Agreement with Iron Financial Management, Inc. for the Iron Market Opportunity Fund - is filed herewith.

(xxiv) Registrant's Form Management Agreement with Sheer Asset Management, Inc. for the Thematic Fund - is filed herewith.

(xxv) Registrant's Form Management Agreement with Bates Total Asset Management, Inc. for the RiverGuide Fund - is filed herewith.


(e)      Underwriting Contracts.


(i) Registrant's Underwriting Agreement with Unified Financial Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.

(ii) Registrant's Proposed Underwriting Agreement with Polynous Securities, LLC, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.

(iii)  Registrant's form of Dealer  Agreement,  which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  19,  is  hereby  incorporated  by reference.


(f)      Bonus or Profit Sharing Contracts.  None.

(g)      Custodian Agreements.

(i) Registrant's Custodian Agreement with Firstar Bank, N.A., which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.


(ii) Amended Appendix B to Custodian Agreement, which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  19,  is  hereby  incorporated  by reference.


(h)      Other Material Contracts.  None.


(i)      Legal Opinion.

(i) Opinion of Brown, Cummins & Brown Co., L.P.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.



(ii) Consent of Brown, Cummins & Brown Co., L.P.A., which was filed as an Exhibit to Registrant's Post-Effective No. 20, is hereby incorporated by reference.


(j)      Other Opinions.

(i) Consent of McCurdy & Associates CPA's, Inc. which was filed as an Exhibit to Registarnt's Post-Effective No. 20, is hereby incorporated by reference.



(ii)  Consent  of  Deloitte  & Touche  LLP,  which  was filed as an  Exhibit  to
Registrant's   Post-Effective  Amendment  No.  19,  is  hereby  incorporated  by reference.


(k)      Omitted Financial Statements.  None.

(l) Initial Capital Agreements. Letter of Initial Stockholder, which was filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, is hereby incorporated by reference.

(m)      Rule 12b-1 Plan.

(i) Form of Registrant's Rule 12b-1 Service Agreement for the Enhans RT Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, is hereby incorporated by reference.

(ii) Form of Registrant's Rule 12b-1 Distribution Plan for the Enhans RT Funds, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, is hereby incorporated by reference.


(iii) Proposed Form of Rule 12b-1 Distribution Plan for the iExchange Funds (formerly the MutualMinds.com Funds), which was filed as an Exhibit to
Registrant's   Post-Effective  Amendment  No.  19,  is  hereby  incorporated  by reference.

(iv) Registrant's Rule 12b-1 Distribution Plan for the Chameleon Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.

(v) Registrant's Rule 12b-1 Distribution Plan for the Master High Yield Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.

(vi) Proposed Rule 12b-1 Distribution Plan for the Polynous Growth Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.


(vii) Registrant's Proposed Rule 12b-1 Distribution Plan for the Iron Market Opportunity Fund - is filed herewith.

(viii) Registrant's Proposed Rule 12b-1 Distribution Plan for the Thematic Fund - is filed herewith.


(n) Rule 18f-3 Plan. Multiple Class Plan for the Master High Yield Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 19, is hereby incorporated by reference.


(o)      Reserved.

(p)      Codes of Ethics.

(i) Code of Ethics of Registrant, its advisers and Unified Financial Securities, Inc., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, is hereby incorporated by reference.

(ii)     Code of Ethics of Polynous Securities, LLC - to be supplied.

(q)      Powers of Attorney.

(i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as an Exhibit to Registrant's Pre-Effective Amendment No. 1, are hereby incorporated by reference.

(ii)  Powers of  Attorney  for the  Trustees,  which were filed as an Exhibit to
Registrant's   Pre-Effective   Amendment  No.  1,  are  hereby  incorporated  by
reference.

(iii) Power of Attorney for the President, Secretary and Trustee, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 6, is hereby incorporated by reference.

(iv)  Power of  Attorney  for the  Treasurer,  which was filed as an  Exhibit to
Registrant's   Post-Effective  Amendment  No.  12,  is  hereby  incorporated  by reference.

Item 24. Persons Controlled by or Under Common Control with the Funds
-------- ------------------------------------------------------------


As of June 21, 2001, Security Trust Company Custodian FBO Sheet Metal Workers Annuity Fund of Local Union #19 - Core Fund, owned 70.88% of the StoneRidge Equity Fund and 99.55% of the StoneRidge Bond Fund. As a result, the StoneRidge Equity Fund and the StoneRidge Bond Fund may be deemed to be under common control.

As of June 21, 2001, First Farmers and Merchant National Bank, Trustee, owned 100% of the Monteagle Large Cap Fund, the Monteagle Value Fund, the Monteagle Fixed Income Fund and the Monteagle Opportunity Growth Fund. As a result, the Monteagle Funds may be deemed to be under common control.


Item 25. Indemnification

(a)  Article  VI  of  the   Registrant's   Declaration  of  Trust  provides  for
indemnification of officers and Trustees as follows:

Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisors, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c)  Pursuant  to  the  Underwriting   Agreement,   the  Trust  shall  indemnify
Underwriter and each of Underwriter's Employees (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while serving as the underwriter for the Trust or as one of Underwriter's Employees, or thereafter, by reason of being or having been the underwriter for the Trust or one of Underwriter's Employees, including but not limited to liabilities arising due to any misrepresentation or misstatement in the Trust's prospectus, other regulatory filings, and amendments thereto, or in other documents originating from the Trust. In no case shall a Covered Person be indemnified against any liability to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of such Covered Person.

(d) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

(a) Stoneridge Investment Partners, LLC ("Stoneridge"), 7 Great Valley Parkway, Suite 290, Malvern, PA 19355, adviser to the Stoneridge Equity Fund, Stoneridge Small Cap Equity Fund and Stoneridge Bond Fund, is a registered investment adviser.

     (i) Stoneridge has engaged in no other business during the past two fiscal years.

     (ii) Information with respect to each officer and member of Stoneridge is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-56755).

(b) Nashville Capital Corporation ("NCC"), 209 10th Avenue South, Suite 332, Nashville, TN 37203, investment manager to the Monteagle Opportunity Growth Fund, Monteagle Value Fund, Monteagle Large Cap Fund and Monteagle Fixed Income Fund, is a registered investment adviser.

(i) NCC has engaged in investment banking and general management consulting in the health care industry since 1992 and has engaged in market investment advising to institutional investors since 1993.


(ii) Information with respect to each officer and member of NCC is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File No. 801-32593).


     (c) Robinson Investment Group, Inc. ("Robinson"), 5301 Virginia Way, Suite 150, Brentwood, Tennessee 37027, adviser to the Monteagle Value Fund is a registered investment adviser.

(i)  Robinson has engaged in no other business during the past two fiscal years.

(ii) Information with respect to each officer and director of Robinson is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File No. 801-51450)

     (d) Howe and Rusling, Inc. ("Howe and Rusling"), 120 East Avenue, Rochester, New York 14604, adviser to Monteagle Large Cap Fund and Monteagle Fixed Income Fund is a registered investment adviser.

(i) Howe and Rusling has engaged in no other business during the past two fiscal years.

(ii) Information with respect to each officer and director of Howe and Rusling is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File No. 801-294).

     (e) T.H. Fitzgerald, Jr. ("Fitzgerald"), 180 Church Street, Naugatuck, Connecticut 06770, adviser for the Monteagle Opportunity Growth Fund, is a registered investment adviser.

(i) Fitzgerald has engaged in no other business during the past two fiscal years.

(ii) Information with respect to each principal of Fitzgerald is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisors Act (File No. 801-12196)

     (f) AExpert Advisory, Inc. ("AExpert"), 25 West King Street, Lancaster, Pennsylvania 17603, adviser to Enhans Master Investor Fund and Enhans RT 500 Fund, is a registered investment adviser.

(i)  AExpert has engaged in no other business during the past two fiscal years.

(ii) Information with respect to each officer and director ofAExpert is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-43349).

     (g) Cloud, Neff & Associates,  Inc. ("Cloud,  Neff"),  606 Park Tower, 5314
South  Yale,  Tulsa,   Oklahoma  74135,  adviser  to  the  Cloud,  Neff  Capital
Appreciation Fund, is a registered investment adviser.

(i) Cloud, Neff has engaged in no other business during the past two fiscal years.

(ii) Information with respect to each officer and director of Cloud, Neff is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-43639).

     (h) Paragon Capital Management, Inc. ("Paragon"), 3651 N. 100 E., Suite 275, Provo, Utah 84604, adviser to the Paragon Dynamic Hedge Fund and the Paragon Uncorrelated Return Fund, is a registered investment adviser.

(i)  Paragon has engaged in no other business during the past two fiscal years.

(ii) Information with respect to each officer and director of Paragon is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-45326).

     (i) Riccardi Group LLC ("Riccardi"), 340 Sunset Dr., Ft. Lauderdale, Florida 33301, adviser to the Master High Yield Income Fund, is a registered investment adviser.

(i)  Riccardi has engaged in no other business during the past two fiscal years.

(ii) Information with respect to each officer and member of Paragon is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (File No. 801-56024).

     (j) iExchange Investment Advisory Services LLC ("Interactive"), 14180 Dallas Parkway, Suite 200, Dallas, Texas 75057, adviser to the iExchange Investors Diversified Growth Fund, iExchange Small Cap Growth Fund and iExchange New Economy Fund, is a registered investment adviser.

(i) Interactive has engaged in no other business during the past two fiscal years.

(ii) Information with respect to each officer and director of Interactive is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (801-59750).

     (k) Capital Cities Asset Management, Inc. ("Capital Cities"), 11651 Jollyville Road, Suite 200, Austin, TX 78759, adviser to the Chameleon Fund, is a registered investment adviser.

(i) Capital Cities has engaged in no other business during the past two fiscal years.

(ii) Information with respect to each officer and director of Capital Cities is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (801-45494).

     (l) Polynous Capital Management, Inc. ("Polynous"), 345 California Street, Suite 1220, San Francisco, CA 94104, adviser to the Polynous Growth Fund, is a registered investment adviser.

(i)  Polynous has engaged in no other business during the past two fiscal years.

(ii) Information with respect to each officer and director of Polynous is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (801-49411).

     (m) Iron Financial Management, Inc. ("Iron"), One Northfield Plaza, Suite 111, Northfield, Illinois 60093, adviser to the Iron Fixed IncomeFund, is a registered investment adviser.

(i) Iron has engaged in no other business during the past two fiscal years. (ii) Information with respect to each officer and director of Iron is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (801-46417).

     (n) Sheer Asset Management, Inc. ("Sheer"), 444 Madison Avenue, New York, New York 10022, adviser to the Sheer Thematic Equity Fund, is a registered investment adviser.

(i) Sheer has engaged in no other business during the past two years. (ii) Information with respect to each officer and director of Sheer is incorporated by reference to Schedule D of Form ADV filed by it under the Investment Advisers Act (801-38824).

(o) Bates Total Asset Management, Inc. ("Bates"), 401 Junction Highway, Kerrville, Texas 78028, adviser to the RiverGuide Fund, is currently registered as an investment adviser in Texas, and will register with the SEC prior to the RiverGuide Fund commencing operations.
(i) Bates and its officers have engaged in various business activities of a substantial nature during the past two years. Information regarding such activities is incorporated by reference to Form ADV filed by it under the Investment Advisers Act (SEC File Number - to be supplied). (ii) Information with respect to each officer and director of Bates is incorporated by reference to Schedule D of Form ADV.


Item 27. Principal Underwriters

Unified Financial Securities, Inc.:


     (a) Unified Financial Securities, Inc. is the Registrant's principal underwriter (the "Underwriter") for each series of the Trust other than the Polynous Growth Fund. Kenneth D. Trumpfheller may be deemed to be an affiliate of the Underwriter because he is a registered principal of the Underwriter and because of his stock ownership of the corporate parent of the Underwriter. Mr. Trumpfheller is the President and a Trustee of the Registrant. Unified Financial Securities, Inc. is also the underwriter for the AmeriPrime Funds, Avalon Funds, Inc., Industry Leaders Fund, the Julius Baer Investment Funds, the Kenwood Funds, Labrador Mutual Fund, Lindbergh Funds, The Milestone Funds, Regional Opportunity Fund, The Rockland Fund Trust, Securities Management & Timing Fund, The Sparrow Funds, TANAKA Funds, Threshold Advisor Funds, The Unified Funds, and Valenzuela Capital Trust.


     (b) Information with respect to each director and officer of Unified Financial Securities, Inc. is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (File No. 8-23508).

(c)      Not applicable.

Polynous Securities, LLC:

     (a) Polynous Securities, LLC is the principal underwriter of the Polynous Growth Fund ("Polynous Securities") Kevin L. Wenck is an affiliate of Polynous Securities because he owns a majority interest in the company. Mr. Wenck is also the controlling shareholder of Polynous Capital Management, Inc., adviser to the Polynous Growth Fund. Polynous Securities currently acts as principal underwriter to no other registered investment companies.

(b) Information with respect to each member and officer of Polynous Securities is incorporated by reference to Schedule A of Form BD filed by it under the Securities Exchange Act of 1934 (File No. 8-50805).

(c)      Not applicable.

Item 28. Location of Accounts and Records

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 and/or by the Registrant's Custodian, Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, and/or by the Registrant's Transfer Agent, Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204.

Item 29. Management Services Not Discussed in Parts A or B
-------- -------------------------------------------------

         None.
Item 30. Undertakings

         None.

                                                        SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio on the 22nd day of June, 2001.

                                                     AmeriPrime Advisors Trust

                                                     By:____/s/_________________
                                                        James R. Cummins
                                                        Attorney-in Fact

      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


                                                     *By:_____/s/_______________
Kenneth D. Trumpfheller,*                                James R. Cummins
President and Trustee                                    Attorney-in-Fact

Richard Wright,*                                  June 22, 2001
Trustee

Mark Muller,*
Trustee

Robert A. Chopyak*
Treasurer and Chief Financial Officer

                                                   EXHIBIT INDEX

1.  Form Management Agreement (Iron Market Opportunity Fund)....EX-99.23.d.xxiii
2.  Form Management Agreement (Thematic Fund)....................EX-99.23.d.xxiv
3.  Form Management Agreement (RiverGuide Fund)...................EX-99.23.d.xxv
4.  Proposed 12b-1 Plan (Iron Market Opportunity Fund)............EX-99.23.m.vii
5.  Proposed 12b-1 Plan (Thematic Fund).........................EX-99.23.m.viii